N-2	May 27, 2026
Cover [Abstract]
Entity Central Index Key	0001678124
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	CION ARES DIVERSIFIED CREDIT FUND
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

The discussion of the BNP Credit Facility in the sub-section of each Prospectus entitled “Types of Investments and Related Risks—Risks Associated with the Use of Leverage” is hereby replaced in its entirety with the following:

BNP Credit Facility. The Fund and one of the Fund’s consolidated subsidiaries, CADEX Liquid Financing LLC (the “Financing Sub 2”), are party to a revolving credit facility (the “BNP Credit Facility”), that allows Financing Sub 2 to borrow up to $400 million at any one time outstanding. The obligations of Financing Sub 2 under the BNP Credit Facility are secured by all of the assets held by Financing Sub 2, including certain loans to be contributed by the Fund to Financing Sub 2 from time to time. The end of the reinvestment period and the stated maturity date for the BNP Credit Facility are July 31, 2027 and July 31, 2028, respectively. Subject to certain conditions, during the reinvestment period, Financing Sub 2 may propose one or more increases in the maximum facility amount in increments of $50 million. Under the terms of the BNP Credit Facility, the Fund and Financing Sub 2, as applicable, have made certain representations and warranties regarding the loans, as well as their businesses, and are required to comply with various covenants, servicing procedures, limitations on the disposition of loans, reporting requirements and other customary requirements for similar revolving funding facilities (which are subject to certain limitations and exceptions). The BNP Credit Facility includes usual and customary events of default for revolving funding facilities of this nature.

As of March 31, 2026, there was $200 million outstanding under the BNP Credit Facility. The interest rate currently charged on the BNP Credit Facility is based on an applicable SOFR (as defined in the documents governing the BNP Credit Facility) plus a margin of (i) 1.425% during the reinvestment period and (ii) 2.425% following the reinvestment period. In addition to the stated interest expense on the BNP Credit Facility, Financing Sub 2 is also required to pay a commitment fee of between 0.40% and 0.70% per annum depending on the size of the unused portion of the BNP Credit Facility.

Class A Shares (Cadex) [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Class A Shares
Class C Shares (Cadcx) [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Class C Shares
Class I Shares (Cadux) [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Class I Shares
Class L Shares (Cadwx) [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Class L Shares
Class U Shares (Cadzx) [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Class U Shares
Class U 2 Shares (Cadsx) [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Class U-2 Shares
Class W Shares (Cadfx) [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Class W Shares